SHARE CAPITAL (Schedule of Assumptions Used to Value Options) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The following are the data and assumptions used:
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	50.00%	50.00%	50.00%	50.00%
Risk free interest rate	2.00%	2.00%	2.00%	2.00%
Expected term (years), minimum	3	5	5	5
Expected term (years), maximum	6	6	6	6
Exercise prices	$ 6.25	$ 6.25		$ 5.52
Share price	$ 6.25	$ 6.25		$ 5.52
Fair value	$ 3.08	$ 3.08		$ 1.42
Minimum [Member]
The following are the data and assumptions used:
Exercise prices			$ 6.02
Share price			$ 6.02
Fair value			$ 2.81
Maximum [Member]
The following are the data and assumptions used:
Exercise prices			$ 6.25
Share price			$ 6.25
Fair value			$ 3.08